Schedule of components of deferred tax balances (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Deferred tax assets
Tax losses carry forwards	$ 1,997	$ 2,635	$ 1,938
Less: Valuation allowance	(1,997)	(2,635)	(1,938)
Total deferred tax assets
Deferred tax liabilities
Total deferred tax liabilities	$ 24	$ 32